UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

 (Address of principal executive offices)

(Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

 (Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Simple Capital Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

COMMON STOCKS - 94.67%

Agricultural Production - Livestock & Animal Specialties - 0.22%
75	Sadia S.A. (Brazil)	$ 703

Beverages - 1.63%
100	Coca Cola Co.	5,288

Bottled & Canned Soft Drinks Carbonated Waters - 2.94%
250	Mexican Economic Development, Inc. (Mexico)	9,535

Cement, Hydraulic - 3.20%
601	Cemex SAB de CV ADR (Mexico) *	10,349

Crude Petroleum & Natural Gas - 4.07%
300	Petroleo Brasileiro (Brazil) *	13,185

Electronic & Other Electrical Equipment - 5.91%
750	General Electric Co.	19,125

Finance Lessors - 2.58%
1,200	CIT Group, Inc.	8,352

Finance Services - 9.31%
825	American Express Co.	29,230
400	Consumer Portfolio Services, Inc. *	920
		30,150
Fire, Marine & Casualty Insurance - 4.07%
3	Berkshire Hathaway, Inc. Class B *	13,185

Motor Vehicles & Passenger Car Bodies - 0.71%
300	Tata Motors Ltd. (India)	2,298

National Commercial Banks - 1.62%
150	Bank of America Corp.	5,250

Operative Builders - 0.17%
2,700	WCI Communities, Inc.	540

Perfumes, Cosmetics & Other Toilet Preparations - 6.98%
300	Colgate-Palmolive Co.	22,605

Pharmaceutical Preparations - 5.08%
500	Sanofi-Aventis (France)	16,435

Plastic Materials, Synth Resins & Nonvulcanelastomers - 2.16%
100	Rohm & Haa Co.	7,000

Retail-Eating Places - 10.08%
2,100	Landrys Restaurants, Inc.	32,655

Savings Institution, Federally Chartered - 3.59%
9,305	PFF Bancorp, Inc.	11,631

Security Brokers, Dealers & Flotation Companies - 0.59%
15	Goldman Sachs Group, Inc.	1,920

Semiconductors & Related Devices - 7.85%
900	MEMC Electronics Materials, Inc. *	25,434

Services-Home Health Care Services - 4.51%
800	Apria Healthcare Group, Inc.	14,592

Services-Personal Services - 3.39%
300	Weight Watchers International, Inc.	10,980

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.30%
200	Procter & Gamble Co.	13,938

State Commerical Banks - 3.88%
650	Banco Itau Holding Financeria SA ADS (Brazil)	11,375
500	Bank of Granite Corp. *	1,190
		12,565
Surety Insurance - 2.96%
1,900	Radian Group, Inc.	9,576

Telephone Communications - 2.86%
200	America Movil S.A.B. de C.V. (Mexico)	9,272

TOTAL FOR COMMON STOCKS (Cost $356,542) - 94.67%		$ 306,563

SHORT TERM INVESTMENTS - 7.28%
23,569	Huntington Treasury Money Market IV 0.69% ** (Cost $23,569)	23,569

TOTAL INVESTMENTS (Cost $380,111) - 101.95%		$ 330,132

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.95)%		(6,306)

NET ASSETS - 100.00%		$ 323,826

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Simple Capital Fund
1. SECURITY TRANSACTIONS
At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $380,111 amounted to $49,979, which consisted of aggregate gross unrealized appreciation of
$14,415 and aggregate gross unrealized depreciation of $64,394.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 330,132	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 330,132	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Simple Capital Trust

By /s/Oriosto Medrano Santana

*Oriosto Medrano Santana,

Principal Executive Officer

Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Barry McNeil

*Barry McNeil,

Principal Financial and Accounting Officer

Date  November 25, 2008

* Print the name and title of each signing officer under his or her signature.